Income Taxes (Details) - Schedule of Net Deferred Income Taxes ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Schedule of Net Deferred Income Taxes [Abstract]
Deferred tax assets	₨ 3,592	$ 43.7	₨ 4,201
Less: valuation allowance	(2,455)	(29.9)	(2,281)
Net deferred tax assets	1,137	13.8	1,920
Deferred tax liability	₨ 3,338	$ 40.6	₨ 1,936